Vanguard New Jersey Long-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated March 28, 2013

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text under “Investment Advisor”:

Portfolio Manager

Mathew M. Kiselak, Principal of Vanguard. He has managed the Fund since 2013.

Prospectus Text Changes

The following text replaces similar text for the New Jersey Long-Term Tax-Exempt Fund under the heading Investment Advisor:

Mathew M. Kiselak, Principal of Vanguard. He has worked in investment management since 1987; has managed investment portfolios since 1990; has been with Vanguard since 2010; and has managed the New Jersey Long-Term Tax-Exempt Fund since 2013. Education: B.S., Pace University.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 14 062013

Vanguard California Intermediate-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated March 28, 2013

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text under “Investment Advisor”:

Portfolio Managers

James M. D’Arcy, CFA, Portfolio Manager. He has managed the Fund since 2011 (co-managed since 2013).

Adam M. Ferguson, CFA, Portfolio Manager. He has co-managed the Fund since 2013.

Prospectus Text Changes

The following text replaces similar text for the California Intermediate-Term Tax-Exempt Fund under the heading Investment Advisor:

James M. D’Arcy, CFA, Portfolio Manager. He has worked in investment management since 1996; has managed investment portfolios since 1999; and has managed the California Intermediate-Term and California Long-Term Tax-Exempt Funds since joining Vanguard in 2011 (co-managed the California Intermediate-Term Tax-Exempt Fund since 2013). Education: B.A., University of Colorado.

Adam M. Ferguson, CFA, Portfolio Manager. He has been with Vanguard since 2004; has worked in investment management since 2008; and has co-managed the California Intermediate-Term Tax-Exempt Fund since 2013. Education: B.S., Wilmington University.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 75 062013

Vanguard New York Long-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated March 28, 2013

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text under “Investment Advisor”:

Portfolio Managers

Mathew M. Kiselak, Principal of Vanguard. He has co-managed the Fund since 2013.

Adam M. Ferguson, CFA, Portfolio Manager. He has co-managed the Fund since 2013.

Prospectus Text Changes

The following text replaces similar text for the New York Long-Term Tax-Exempt Fund under the heading Investment Advisor:

Mathew M. Kiselak, Principal of Vanguard. He has worked in investment management since 1987; has managed investment portfolios since 1990; has been with Vanguard since 2010; and has co-managed the New York Long-Term Tax-Exempt Fund since 2013. Education: B.S., Pace University.

Adam M. Ferguson, CFA, Portfolio Manager. He has been with Vanguard since 2004; has worked in investment management since 2008; and has co-managed the New York Long-Term Tax-Exempt Fund since 2013. Education: B.S., Wilmington University.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 76 062013

Vanguard State Tax-Exempt Funds

Supplement to the Statement of Additional Information Dated March 28, 2013

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the text under “1. Other Accounts Managed” is revised to indicate that Mathew M. Kiselak manages Vanguard New Jersey Long-Term Tax-Exempt Fund, Mathew M. Kiselak and Adam M. Ferguson together co-manage Vanguard New York Long-Term Tax-Exempt Fund, and James M. D’Arcy and Adam M. Ferguson together co-manage Vanguard California Intermediate-Term Tax-Exempt Fund.

As of May 31, 2013, Mr. D’Arcy managed three other registered investment companies with total assets of $13.3 billion (advisory fees not based on account performance). As of May 31, 2013, Mr. Kiselak managed two other registered investment companies with total assets of $16 billion (advisory fees not based on account performance).

As of May 31, 2013, the named portfolio managers did not own any shares of the Vanguard State Tax-Exempt Funds that they managed.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 075A 062013